Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Accumulated Other Comprehensive Loss
(17)	ACCUMULATED OTHER COMPREHENSIVE LOSS

The components of Pepco Holdings’ AOCL relating to continuing operations are as follows. For additional information, see the consolidated statements of comprehensive income.

	Treasury Lock	Other	Accumulated Other Comprehensive Loss
	(millions of dollars)
Balance, December 31, 2009	$(22)	$(17)	$(39)
Current year change	11	—	11

Balance, December 31, 2010	(11)	(17)	(28)
Current year change	1	(7)	(6)

Balance, December 31, 2011	(10)	(24)	(34)
Current year change	—	(8)	(8)

Balance, December 31, 2012	$(10)	$(32)	$(42)

The income tax expense (benefit) for each component of Pepco Holdings’ other comprehensive income is as follows.

For the Year Ended:	Treasury Lock	Other	Accumulated Other Comprehensive Loss
	(millions of dollars)
December 31, 2010	$7	$—	$7
December 31, 2011	$—	$(4)	$(4)
December 31, 2012	$—	$(6)	$(6)